Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2019
Disclosure Of Nature And Continuance Of Operations [Abstract]
Nature and Continuance of Operations
1.	Nature and Continuance of Operations

Emerald Health Therapeutics Inc.(the"Company"), was incorporated pursuant to the Business Corporations Act (British Columbia) on July 31, 2007. The Company is classified as a Tier 1 Venture Issuer on the TSX Venture Exchange (the "TSXV”), with its common shares listed under the trading symbol “EMH.” The Company is also traded on the OTCQX, with its common shares listed under the trading symbol “EMHTF.”

The Company’s registered and records office is at Suite 2500 – 666 Burrard Street, Vancouver, British Columbia, V6C 2X8.

The Company’s principal business is the production, distribution, and sale of cannabis products in Canada, pursuant to the Cannabis Act (Canada) (the “Cannabis Act”).

These consolidated financial statements have been prepared by management on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at December 31, 2019, the Company had not yet achieved profitable operations, had a loss for the year ended December 31, 2019 of $111,906,526 and accumulated losses since inception of $164,195,931. As at December 31, 2019, the Company had $2,525,218 in cash and cash equivalents, and subsequent to year end completed financing with the closing of a private placement for $3,000,000 (Note 24). An exercise of warrants subsequent to year end brought in an additional $1,062,500 of funds (Note 24). The Company is actively seeking financing alternatives in order to manage current cash flows until such time as the Company is profitable. The continuing operations of the Company are dependent upon its ability to continue to raise adequate capital, to commence profitable operations in the future, to satisfy its commitments and to repay its liabilities arising from normal business operations as they become due. Management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast significant doubt upon the Company’s ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.